Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net sales	$ 252,411	$ 234,601	$ 498,268	$ 496,232
Cost of sales	203,315	181,525	401,940	376,159
Gross profit	49,096	53,076	96,328	120,073
Operating expenses
Selling and warehousing	(17,999)	(16,886)	(36,079)	(34,484)
General and administrative	(10,300)	(15,412)	(26,025)	(31,120)
Amortization of acquired intangible assets	(5,543)	(5,528)	(11,087)	(11,054)
Restructuring costs, net (Note 2)	(1,789)	(3,771)	(2,109)	(3,767)
Antitrust litigation costs (Note 10)	(16)	(354)	(40)	(884)
Operating income	13,449	11,125	20,988	38,764
Other expense
Interest expense, net (Note 9)	(10,683)	(13,844)	(24,138)	(27,712)
Miscellaneous, net	674	(1,356)	(657)	(2,880)
Income (loss) before income taxes	3,440	(4,075)	(3,807)	8,172
Income tax (expense) benefit	(1,779)	(308)	411	(5,702)
Net income (loss)	1,661	(4,383)	(3,396)	2,470
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(161)	(2,967)	(296)	(236)
Pension and OPEB liability, net of tax of ($391), ($105), ($782) and ($10,058)	688	151	1,320	15,589
Total other comprehensive income (loss)	527	(2,816)	1,024	15,353
Comprehensive income (loss)	$ 2,188	$ (7,199)	$ (2,372)	$ 17,823